                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 1.  Name and address of issuer:
         AFL-CIO Housing Investment Trust
         1717 K Street, N.W., Suite 707
         Washington, DC  20006

 2.  The name of each series or class of securities for which this Form is filed:
     (If the Form is being filed for all series and classes of
      securities of the issuer, check the box but do not list
      series or classes):  [X]

 3.  Investment Company Act File Number:   811-03493
                                           ---------
     Securities Act File Number:           002-78066
                                           ---------

 4(a).  Last day of fiscal year for which this Form is filed:   Dec 31, 2002
                                                                ------------

 4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)
            Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
 5.  Calculation of registration fee:
     (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):           $509,435,491
                                                                 ------------
     (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                        $ 120,296,457
                                                    -------------
     (iii) Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no earlier
           than October 11, 1995 that were not
           previously used to reduce registration
           fees payable to the Commission:          $          0
                                                    ------------
     (iv)  Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                       - $ 120,296,457
                                                                 -------------
     (v)   Net sales - if Item 5(i)is greater than
           Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:               = $389,139,034
                                                                 ------------
     (vi)  Redemption credits available for use
           in future years - if Item 5(i) is
           less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:    $          0
                                                    ------------
     (vii) Multiplier for determining registration fee
           See Instruction C.9):                               x      .000081
                                                                 ------------
     (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii)] (enter "0" if no fee is due):         = $ 31,520.26
                                                                 ------------

 6.  Prepaid Shares
    If the response to Item 5(i) was determined by deducting
    an amount of securities that were  registered  under the
    Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securi-
    ties (number of shares or other units) deducted here:                  0
                                                                 ------------
    If there is a number of shares or other units that were
    registered pursuant to rule 24e-2 remaining unsold at
    the end of the fiscal year for which this form is filed
    that are  available for use by the issuer in future
    fiscal years, then state that number here:                             0
                                                                 ------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A + $ 0 ------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $ 31,520.26 ------------
 9.  Date the registration fee and any interest payment
     was sent to the Commission's lockbox depository:             03/25/2003
                                                                 ------------
          Method of Delivery:
              [x] Wire Transfer
              [ ] Mail or other means
           Payment designated for SEC Account Number:             0000225030
                                                                 ------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Erica Khatchadourian
                             ---------------------------------

                                     Erica Khatchadourian
                                     Executive Vice President

Date:   March 28, 2003

* Please print the name and title of the signing officer below the signature.